Investment Portfolio	as of July 31, 2021 (Unaudited)
DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 100.0%
Alabama 1.2%
Alabama, Black Belt Energy Gas District Prepay Revenue, Series A, 4.0%, Mandatory Put 12/1/2023 @ 100, 12/1/2048, GTY: Goldman Sachs Group, Inc.	2,200,000	2,377,190
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049, GTY: Morgan Stanley	1,200,000	1,314,888
		3,692,078
Alaska 0.2%
Alaska, Northern Tobacco Securitization Corp. Tobacco settlement Revenue, “2” , Series B-1, 0.5%, 6/1/2031	500,000	507,726
Arizona 1.5%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital:
Series A, 5.0%, 2/1/2027	200,000	247,840
Series A, 5.0%, 2/1/2028	200,000	254,586
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:
Series A, 5.0%, 1/1/2028 (a)	465,000	591,741
Series A, 5.0%, 1/1/2029 (a)	645,000	839,099
Arizona, State Certificates of Participation, Series A, 5.0%, 10/1/2026	1,500,000	1,848,214
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co., Series A, AMT, 1.875%, Mandatory Put 3/31/2023 @ 100, 9/1/2032	1,000,000	1,024,268
		4,805,748
California 21.8%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series B-1, MUNIPSA + 1.1%, 1.12% (b), Mandatory Put 4/1/2024 @ 100, 4/1/2045	1,900,000	1,930,217
Series A, MUNIPSA + 1.25%, 1.27% (b), Mandatory Put 4/1/2027 @ 100, 4/1/2036	3,940,000	4,088,352
California, California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Project, Series A, AMT, 144A, 0.18%, 8/1/2023 (a)	765,000	765,000
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A, AMT, 144A, 0.2%, Mandatory Put 2/1/2022 @ 100, 1/1/2050	2,145,000	2,145,494
California, Metropolitan Water District Revenue, Series E, MUNIPSA + 0.14%, 0.16% (b), Mandatory Put 5/21/2024 @100, 7/1/2037	880,000	880,207
California, Municipal Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Project, Series B, AMT, 0.3%, Mandatory Put 1/18/2022 @ 100, 7/1/2051	810,000	810,283
California, Public Finance Authority Revenue, Enso Village Project, Series B-3, 144A, 2.125%, 11/15/2027	1,500,000	1,522,531
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group:
Series B, 0.01% (c), 8/2/2021, LOC: Barclays Bank PLC	8,100,000	8,100,000
Series C, 0.01% (c), 8/2/2021, LOC: Barclays Bank PLC	200,000	200,000
California, San Diego Association of Governments, Capital Grant Receipts Revenue, Mid-Coast Corridor Transit Project, Series B, 1.8%, 11/15/2027	2,500,000	2,646,350
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, MUNIPSA + 0.37%, 0.39% (b), Mandatory Put 12/1/2022 @ 100, 12/1/2035	4,000,000	4,008,172

California, State General Obligation:
Series A-1, 0.01% (c), 8/2/2021, LOC: Barclays Bank PLC	585,000	585,000
Series E-REMK, MUNIPSA + 0.43%, 0.45% (b), Mandatory Put 12/1/2023 @ 100, 12/1/2029	1,250,000	1,253,266
5.0%, 9/1/2030 (a)	1,500,000	2,041,809
California, State Health Facilities Financing Authority Revenue, Adventist Health System, Series B, 0.02% (c), 8/2/2021, LOC: U.S. Bank NA	3,150,000	3,150,000
California, State Infrastructure & Economic Development Bank Revenue, 1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,153,858
California, State Infrastructure & Economic Development Bank Revenue, California Academy of Science, Series A, MUNIPSA + 0.35%, 0.37% (b), Mandatory Put 8/1/2024 @ 100, 8/1/2047	570,000	570,121
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,191,059
Series A, AMT, 5.0%, 6/30/2026	500,000	603,881
California, State Public Works Board, Lease Revenue Refunding Bonds, Various Capital Project:
Series A, 5.0%, 2/1/2029 (a)	1,500,000	1,956,903
Series A, 5.0%, 8/1/2029 (a)	1,905,000	2,438,138
California, State University Revenue, Series A, 5.0%, 11/1/2021	3,000,000	3,036,493
California, Statewide Communities Development Authority Revenue, Viamonte Senior Living Project, Series B, 3.0%, 7/1/2025	1,500,000	1,502,975
California, Tobacco Securitization Agency, Tobacco Settlement, Series B-1, 1.75%, 6/1/2030	75,000	75,776
California, Transbay Joint Powers Authority, Series B, 2.4%, 10/1/2049	910,000	951,766
California, University of California Revenue:
Series S, 5.0%, 5/15/2028 (a)	2,000,000	2,509,887
Series S, 5.0%, 5/15/2029 (a)	1,000,000	1,285,343
California, Water & Waste Water Revenue, Series B, MUNIPSA + 0.10%, 0.12% (b), 7/1/2046	1,630,000	1,630,405
Glendale, CA, Unified School District:
5.0%, 9/1/2025	500,000	596,335
5.0%, 9/1/2026	500,000	616,175
Irvine, CA, Improvement Bond, Assessment District 03-19, Series A, 0.02% (c), 8/2/2021, LOC: U.S. Bank NA	600,000	600,000
Long Beach, CA, Harbor Revenue, Private Activity, Series B, AMT, 4.0%, 5/15/2022	5,000,000	5,151,679
Port Oakland, CA, Intermediate Lien Revenue Bonds:
Series H, AMT, 5.0%, 5/1/2028	500,000	633,332
Series H, AMT, 5.0%, 11/1/2029	250,000	326,596
San Francisco City & County, CA, General Obligation:
Series R2, 5.0%, 6/15/2027 (a)	2,065,000	2,605,150
Series R2, 5.0%, 6/15/2028 (a)	1,935,000	2,513,718
San Francisco City & County, CA, Multi Family Housing Revenue, Eastern Park Apartments, Series K, 1.3%, Mandatory Put 1/1/2023 @ 100, 7/1/2023	1,250,000	1,264,155
Stockton, CA, Public Financing Authority, Wastewater Revenue, 1.4%, 6/1/2022	1,500,000	1,502,588
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Sacramento County Tobacco Securitization Corp., Series B-1, 0.45%, 6/1/2030	80,000	82,484
		68,925,498
Colorado 2.2%
Cherry Creek, CO, School District No. 5, Series C, 5.0%, 12/15/2031	2,000,000	2,525,149
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,461,521
Series D, 5.0%, Mandatory Put 11/15/2022 @ 100, 11/15/2031	2,000,000	2,122,393
		7,109,063

Connecticut 2.1%
Connecticut, Special Tax Obligation Revenue, Transport Infrastructure Purposes, Series C, 5.0%, 1/1/2029 (a)	1,000,000	1,291,664
Connecticut, State General Obligation, Series A, 5.0%, 3/15/2029	2,000,000	2,328,180
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program:
Series E-E3, 1.625%, Mandatory Put 11/15/2022 @ 100, 11/15/2059	660,000	660,679
Series C-1, 4.0%, 11/15/2047	870,000	941,142
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	665,000	719,915
Connecticut, State Special Tax Obligation Revenue, Series A, 5.0%, 5/1/2024	500,000	566,701
		6,508,281
Florida 3.4%
Atlantic Beach, FL, Healthcare Facilities Revenue Fleet Landing Project, Series B-2, 3.0%, 11/15/2023	1,250,000	1,252,204
Clay County, FL, Sales Surtax Revenue, 5.0%, 10/1/2022	650,000	686,402
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Series A-1, 5.0%, 10/1/2026	500,000	598,403
Florida, Development Finance Corp., Transportation Facility Revenue, Virgin Trains U.S.A. Passanger Rail Project, Series A, AMT, 144A, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	1,000,000	1,038,135
Florida, Florida Development Finance Corp., The Mayflower Retirement Community Project, Series B, 144A, 1.75%, 6/1/2026 (a)	1,020,000	1,021,888
Hillsborough County, FL, Industrial Development Authority Health System Revenue, Baycare Health System Issue, Series D, 0.02% (c), 8/2/2021, LOC: TD Bank NA	500,000	500,000
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,252,214
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center of Florida, Inc., 5.0%, 11/15/2021	1,000,000	1,013,200
Pasco County, FL, School Board, Certificates of Participations, Series B, MUNIPSA + 0.75%, 0.77% (b), Mandatory Put 8/2/2023 @ 100, 8/1/2032	920,000	920,008
Village, FL, Community Development District No. 13, Special Assessment Revenue, 2.625%, 5/1/2024	380,000	390,294
Volusia County, FL, School Board, Certificate of Participations, 5.0%, 8/1/2021	2,000,000	2,000,000
		10,672,748
Georgia 2.3%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,306,078
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 5.0%, 4/1/2025	900,000	1,051,194
Series B, 5.0%, 4/1/2026	1,000,000	1,207,012
Georgia, Geo L Smith II Congress Center Authority, Convention Center Hotel First Tier Revenue, Series A, 2.375%, 1/1/2031	750,000	805,610
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	1,865,000	1,999,110
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, LIQ: Royal Bank of Canada	750,000	809,566
		7,178,570
Hawaii 0.2%
Honolulu County, HI, General Obligation, Series A, 5.0%, 11/1/2029 (a)	500,000	626,984
Illinois 3.1%
Illinois, Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2028	1,000,000	1,298,053

Illinois, State General Obligation:
Series A, 5.0%, 10/1/2021	1,000,000	1,007,890
Series B, 5.0%, 10/1/2021	1,000,000	1,007,890
5.0%, 8/1/2023	1,000,000	1,092,969
Series A, 5.0%, 3/1/2028	750,000	939,282
5.375%, 5/1/2023	1,000,000	1,088,412
Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	1,500,000	1,558,702
Will County, IL, Community Unit School District No. 210, Lincoln-Way, ETM, Zero Coupon, 1/1/2022, INS: AGMC	1,815,000	1,812,616
		9,805,814
Indiana 0.3%
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health Obligated Group, Series 2015B, Prerefunded 1/1/2022 @ 100, 1.65%, 12/1/2042	1,000,000	1,006,369
Iowa 3.6%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.03% (c), 8/2/2021, LOC: U.S. Bank NA	3,675,000	3,675,000
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc., Series A-2, 2.875%, 5/15/2049	1,415,000	1,429,074
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 3.125%, 12/1/2022	250,000	255,351
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.03% (c), 8/2/2021, LOC: Bank of America NA	5,700,000	5,700,000
Iowa, Tobacco Settlement Authority Settlement Revenue, Series B, 0.375%, 6/1/2030	285,000	285,165
		11,344,590
Kansas 0.2%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.03% (c), 8/2/2021, LOC: U.S. Bank NA	780,000	780,000
Kentucky 1.8%
Kentucky, Higher Education Student Loan Corp. Revenue, Taxable Asset Back Notes, “A1A” , Series 2021-1, 1.65%, 3/25/2051	983,384	988,829
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049, GTY: BP Corp. North America, Inc.	1,435,000	1,596,010
Louisville & Jefferson County, KY, Metropolitan Government Control Revenue, Louisville Gas & Celectric Co., Series B, AMT, 1.35%, 11/1/2027	3,000,000	3,055,076
		5,639,915
Louisiana 0.3%
Louisiana, Stadium & Exposition District, Bond Anticipation Notes, 5.0%, 7/3/2023	1,000,000	1,064,786
Maine 0.0%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	90,000	90,980
Maryland 1.1%
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series B-2, 5.0%, Mandatory Put 7/1/2027 @ 100, 7/1/2045	1,000,000	1,219,460
Montgomery County, MD, Public Improvements Project, Series A, 5.0%, 11/1/2021	2,215,000	2,241,889
		3,461,349
Massachusetts 0.9%
Massachusetts, Educational Financing Authority Education Loan Revenue:
Series B, AMT, 2.0%, 7/1/2037	170,000	172,298
Series B, AMT, 2.625%, 7/1/2036	1,400,000	1,464,986

Massachusetts, State Development Finance Agency Revenue, Boston College, 5.0%, 10/1/2021	1,000,000	1,007,673
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University Issue, Series T, 5.0%, 10/1/2025	245,000	258,809
		2,903,766
Michigan 1.6%
Michigan, State Finance Authority Revenue, “A1A” , Series A, 1.3%, 7/25/2061	2,000,000	2,008,077
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-2, 1.2%, Mandatory Put 4/13/2028 @ 100, 10/15/2038	1,250,000	1,270,356
Michigan, State Finance Authority, Hospital Revenue Bond, Trinity Health Credit Group, MUNIPSA + 0.48%, 0.5% (b), Mandatory Put 2/1/2022 @ 100, 3/1/2051	1,335,000	1,335,264
Michigan, State Housing Development Authority, Series A-1, 1.5%, 10/1/2022	550,000	551,475
		5,165,172
Minnesota 2.8%
Minnesota, State General Obligation:
Series A, 5.0%, 8/1/2021	1,800,000	1,800,000
Series D, 5.0%, 8/1/2021	2,060,000	2,060,000
Minnesota, State Housing Finance Agency, Residential Holding Finance, Series H, MUNIPSA + 0.55%, 0.57% (b), Mandatory Put 12/12/2023 @ 100, 7/1/2041	5,000,000	5,028,452
		8,888,452
Mississippi 0.3%
Mississippi, Business Finance Corp., Solid Waste Disposal Revenue, Waste Management, Inc. Project, 0.55%, Mandatory Put 9/1/2021 @ 100, 3/1/2029	1,000,000	1,000,333
Missouri 1.7%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, Series 2021-1, 1.53%, 1/25/2061	2,216,177	2,231,275
Missouri, Plaza At Noah's Ark Community Improvement District:
3.0%, 5/1/2023	150,000	153,361
3.0%, 5/1/2024	200,000	206,124
3.0%, 5/1/2025	225,000	233,239
Missouri, State Development Finance Board Infrastructure Facilities Revenue, St. Louis Convention Center Hotel Garage Project, Series C, 0.03% (c), 8/2/2021, LOC: U.S. Bank NA	1,630,000	1,630,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B, 0.02% (c), 8/2/2021, LOC: U.S. Bank NA	815,000	815,000
		5,268,999
Nebraska 0.4%
Nebraska, Public Power District General Revenue:
Series A, 5.0%, 1/1/2025 (a)	550,000	626,611
Series A, 5.0%, 1/1/2027 (a)	475,000	574,807
		1,201,418
Nevada 0.3%
Nevada, State Department of Business & Industry Solid Waster Disposal Revenue, Republic Services, Inc., Project, AMT, 144A, 0.25%, Mandatory Put 12/1/2021 @ 100, 12/1/2026	500,000	500,175
Sparks, NV, Tourism Improvement District No. 1 Revenue, Sales Tax Revenue, Series A, 144A, 2.5%, 6/15/2024	345,000	351,752
		851,927

New Jersey 5.5%
Burlington County, NJ, General Improvement Water Sewer Utility Revenue, Series A, 1.5%, 5/25/2022	4,803,000	4,855,552
New Jersey, General Obligation, 1.5%, 5/20/2022	3,000,000	3,032,749
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	198,926
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series A, 2.375%, 12/1/2029	535,000	563,000
New Jersey, State Housing & Mortgage Finance Agency, Multi Family Conduit Revenue, Pilgrim Baptist Village I&II Project, Series E, 1.5%, Mandatory Put 9/1/2021 @ 100, 9/1/2022	3,000,000	3,003,119
New Jersey, State Transportation Trust Fund Authority, Series A, 5.0%, 12/15/2026	2,000,000	2,447,067
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2024	1,000,000	1,132,873
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,296,283
		17,529,569
New Mexico 0.6%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I” , Series A-1, 4.0%, 1/1/2049	680,000	752,682
Santa Fe, NM, Retirement Facility Revenue, El Castillo Retirement Project, Series B-1, 2.625%, 5/15/2025	1,000,000	1,004,546
		1,757,228
New York 15.3%
Chautauqua County, NY, Capital Resource Corp., Exempt Facilities Revenue, NRG Energy, Inc. Project, 1.3%, Mandatory Put 4/3/2023 @ 100, 4/1/2042	2,000,000	2,024,971
New York, Metropolitan Transportation Authority, Series F, 5.0%, 11/15/2022	5,390,000	5,719,254
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.03% (c), 8/2/2021, LOC: U.S. Bank NA	1,900,000	1,900,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.02% (c), 8/2/2021, LOC: TD Bank NA	6,300,000	6,300,000
New York, State Dormitory Authority Revenue, Non-Supported Debt, Northwell Healthcare, Inc., Series B-1, 5.0%, Mandatory Put 5/1/2022 @ 100, 5/1/2048	2,000,000	2,023,277
New York, State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management, Inc., AMT, 0.2%, 5/1/2030 (a)	335,000	335,000
New York, State Housing Finance Agency Revenue, Series K, 1.45%, 5/1/2023	2,500,000	2,513,364
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 195, 4.0%, 10/1/2046	1,580,000	1,682,286
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment, AMT, 5.0%, 1/1/2024	2,500,000	2,775,662
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1, 0.02% (c), 8/2/2021, LOC: Bank of America NA	2,215,000	2,215,000
Series B-4C, 0.03% (c), 8/2/2021, LOC: U.S. Bank NA	1,120,000	1,120,000
New York & New Jersey, Port Authority:
Series 226, AMT, 5.0%, 10/15/2027	750,000	942,199
Series 226, AMT, 5.0%, 10/15/2028	660,000	848,963
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series A, 1.125%, Mandatory Put 11/1/2024 @ 100, 5/1/2060	1,000,000	1,006,031
New York, NY, General Obligation:
Series D-4, 0.02% (c), 8/2/2021, LOC: TD Bank NA	200,000	200,000
Series I-4, 0.02% (c), 8/2/2021, LOC: TD Bank NA	7,300,000	7,300,000
Series A-3, 0.03% (c), 8/2/2021, LOC: Mizuho Bank Ltd.	100,000	100,000
Series G-6, 0.03% (c), 8/2/2021, LOC: Mizuho Bank Ltd.	300,000	300,000
Series 2-REM, 0.12% (c), 8/2/2021	240,000	240,000
Series 3-REM, 0.12% (c), 8/10/2021	635,000	635,000
Series B-3, 0.13% (c), 8/2/2021	2,420,000	2,420,000
Series I-A, 5.0%, 4/1/2029	2,000,000	2,628,529

Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM	315,000	379,567
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2025	300,000	354,182
Series A, 5.0%, 9/1/2027	500,000	622,788
5.0%, 8/1/2028	1,000,000	1,182,961
Series A, 5.0%, 9/1/2028	500,000	636,628
		48,405,662
North Carolina 1.0%
North Carolina, Charlotte-mecklenburg Hospital Health care Authorirty revenue, Series C, 5.0%, Mandatory Put 12/1/2028 @ 100, 1/15/2050	1,000,000	1,302,422
North Carolina, State Housing Finance Agency, Home Ownership Revenue:
Series 38-B, 4.0%, 7/1/2047	515,000	559,909
Series 41, 4.0%, 1/1/2050	1,240,000	1,371,403
		3,233,734
North Dakota 0.3%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	785,000	849,825
Ohio 2.2%
Allen Country, OH, Hospital Facilities Revenue:
Series C, 0.02% (c), 8/2/2021, LOC: Bank of Montreal	700,000	700,000
Series A, 5.0%, 12/1/2022	600,000	638,564
Series A, 5.0%, 12/1/2023	1,000,000	1,111,224
Cleveland, OH, Airport System Revenue:
Series A, 5.0%, 1/1/2023, INS: AGMC	1,810,000	1,934,933
Series A, AMT, 5.0%, 1/1/2025	1,000,000	1,156,794
Ohio, Port of Greater Cincinnati Development Authority Revenue, Convention Center Hotel Acquisition And Demolition Project, Series A, 3.0%, 5/1/2023	1,500,000	1,502,830
		7,044,345
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Gilcrease Expressway West Project, Series A, 1.625%, 7/6/2023	2,000,000	2,021,795
Oklahoma, State Municipal Power Authority, SIFMA Index, Series A, MUNIPSA + 0.39%, 0.41% (b), 1/1/2023	430,000	430,022
		2,451,817
Oregon 1.2%
Clackamas County, OR, Hospital Facility Authority, Senior Living Revenue, Rose Villa Project, Series B-2, 2.75%, 11/15/2025	1,250,000	1,256,302
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 3.5%, 7/1/2036	1,140,000	1,200,627
Washington Multnomah & Yamhill Counties, OR, Hillsboro School District No. 1J, 5.0%, 6/15/2031	1,180,000	1,473,926
		3,930,855
Pennsylvania 2.8%
Geisinger, PA, Authority Health System Revenue, Series B, 5.0%, Mandatory Put 2/15/2027 @ 100, 4/1/2043	1,000,000	1,218,872
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, 0.03% (c), 8/2/2021, LOC: JPMorgan Chase Bank NA	50,000	50,000
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,421,416
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 0.2%, 8/1/2045, GTY: Waste Management, Inc. (a)	735,000	735,000

Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	640,000	668,345
Series 122, 4.0%, 10/1/2046	2,215,000	2,379,150
Philadelphia, PA, School District, Series 2020, 5.0%, 9/1/2022	1,000,000	1,051,778
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series C, MUNIPSA + 0.65%, 0.67% (b), Mandatory Put 12/1/2023 @ 100, 9/1/2040, INS: AGMC	500,000	504,462
		9,029,023
Rhode Island 0.3%
Rhode Island, State Housing & Mortgage Finance Corp., Revenue, Multi Family Development Sustainability Bonds, Series 1-A, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2049	980,000	980,614
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.02% (c), 8/2/2021, LOC: U.S. Bank NA	400,000	400,000
South Dakota 0.5%
South Dakota, Housing Development Authority, Homeownership Mortgage:
Series B, 4.0%, 11/1/2047	1,360,000	1,471,942
Series A, AMT, 4.5%, 5/1/2031	140,000	143,972
		1,615,914
Tennessee 1.1%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	285,000	292,145
Tennessee, New Memphis Arena Public Building Authority, Local Government Public Improvement Bond, Zero Coupon, 4/1/2027	325,000	324,916
Tennessee, Solid Waste Disposal Refunding Revenue, Waste Management, Inc., Project, AMT, 0.2%, 7/2/2035, GTY: Waste Management, Inc. (a)	500,000	500,000
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048, GTY: Goldman Sachs Group, Inc.	2,250,000	2,386,224
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, AMT, 4.0%, 7/1/2038	25,000	25,359
Series 1A, AMT, 4.5%, 1/1/2038	35,000	35,553
		3,564,197
Texas 9.1%
Fort Bend, TX, Independent School District Variable Rate, Unlimited Tax Building and Refunding Bonds, Series B, 0.875%, Mandatory Put 8/1/2025 @ 100, 8/1/2050	395,000	402,124
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B-1, 5.0%, Mandatory Put 12/1/2022 @ 100, 7/1/2049	1,500,000	1,591,746
Harris County, TX, Flood Control District, Series A, 5.25%, 10/1/2021	1,465,000	1,477,290
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2025	500,000	588,723
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,215,437
Series C, AMT, 5.0%, 7/1/2026	2,500,000	3,038,591
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention and Entertainment Facilities Department, 5.0%, 9/1/2026	1,735,000	2,107,881
Houston, TX, Independent School District:
Series A-2, 2.25%, Mandatory Put 6/1/2022 @ 100, 6/1/2039	1,000,000	1,016,826
4.0%, Mandatory Put 6/1/2023 @ 100, 6/1/2029	1,000,000	1,069,101
Round Rock, TX, Independent School District, 5.0%, 8/1/2021	4,275,000	4,275,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.03% (c), 8/2/2021, LOC: TD Bank NA	450,000	450,000

Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.03% (c), 8/2/2021, LOC: TD Bank NA	1,100,000	1,100,000
Texas, Angelina & Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Waste Treatment Facility Revenue, Jefferson Enterprise Energy LLC Project, Series B, AMT, 0.45%, Mandatory Put 6/30/2022 @ 100, 12/1/2045	1,335,000	1,338,148
Texas, Bowie County Industrial Development Corp. Revenue, 0.03% (c), 8/2/2021, LOC: JPMorgan Chase Bank NA	2,400,000	2,400,000
Texas, Clifton Higher Education Finance Corp. Revenue, Taxable Variable Rate, Idea Public Schools, Series T, 144A, 0.75%, Mandatory Put 2/15/2022 @ 100, 8/15/2050	4,000,000	4,007,947
Texas, Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc., Project, AMT, 0.2%, 1/1/2026 (a)	335,000	335,000
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	1,040,000	1,112,913
Texas, Love Field Airport Modernization Corp., General Airport Revenue, AMT, 5.0%, 11/1/2021	500,000	505,882
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2029	500,000	655,686
		28,688,295
Virginia 1.4%
Chesapeake Bay, VA, Bridge & Tunnel District Revenue, First Tier General Resolution, 5.0%, 11/1/2023	1,250,000	1,381,866
Fairfax County, VA, Economic Development Authority Revenue, Wiehle Avenue Metrorail Station Parking Project, 5.0%, 8/1/2021	1,650,000	1,650,000
Peninsula, VA, Ports Authority, Coal Terminal Revenue, Dominion Terminal Associates Project, Series 2003, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2033	1,410,000	1,433,645
		4,465,511
Washington 1.7%
Seattle, WA, Municipal Light & Power Revenue:
Series B, MUNIPSA + 0.25%, 0.27% (b), Mandatory Put 11/1/2026 @ 100, 5/1/2045 (a)	355,000	355,165
Series C-1, MUNIPSA + 0.49%, 0.51% (b), Mandatory Put 11/1/2023 @ 100, 11/1/2046	2,000,000	2,006,542
Washington, State General Obligation:
5.0%, 6/1/2026	500,000	610,696
5.0%, 6/1/2027	300,000	377,874
Washington, State Housing Finance Commission, Transforming Age Projects, Series B, 144A, 2.375%, 1/1/2026	2,000,000	2,002,016
		5,352,293
West Virginia 0.8%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Arch Resources Project, Series A, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	250,000	267,088
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Wheeling Power Co., Mitchell Project, Series A, AMT, 3.0%, Mandatory Put 4/1/2022 @ 100, 6/1/2037	2,250,000	2,292,464
		2,559,552
Wisconsin 1.3%
Wisconsin, Public Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Project, Series A-3, AMT, 0.2%, 9/1/2027, GTY: Waste Management Holdings (a)	335,000	335,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group, Series C-4, MUNIPSA + 0.65%, 0.67% (b), Mandatory Put 7/31/2024 @ 100, 8/15/2054	1,000,000	1,008,458

Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	1,320,000	1,388,088
Wisconsin, Waukesha Note Anticipation Notes, Series A, 2.0%, 7/1/2022	1,500,000	1,521,981
		4,253,527
Guam 0.5%
Guam, International Airport Authority Revenue, Series A, AMT, 5.0%, 10/1/2022	1,500,000	1,578,584
Other 0.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M024, AMT, 2.304%, 5/15/2027	575,000	599,835
Total Municipal Bonds and Notes (Cost $309,937,174)		316,790,946

Preferred Shares of Closed-End Investment Companies 1.1%
California
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.56%, 3/1/2029 (Cost $3,500,000)	3,500,000	3,500,000
	Shares	Value ($)

Open-End Investment Companies 5.3%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (d) (Cost $16,784,391)	16,780,830	16,784,186

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $330,221,565)	106.4	337,075,132
Other Assets and Liabilities, Net	(6.4)	(20,385,105)
Net Assets	100.0	316,690,027
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued security.
(b)	Variable or floating rate security. These securities are shown at their current rate as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(c)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of July 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(d)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured

LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (a)	$—	$316,790,946	$—	$316,790,946
Preferred Shares of Closed-End Investment Companies	—	3,500,000	—	3,500,000
Open-End Investment Companies	16,784,186	—	—	16,784,186
Total	$16,784,186	$320,290,946	$—	$337,075,132
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTMBF-PH3
R-080548-1 (1/23)